Related party transactions - Significant Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties
Revenue	¥ 1,007,155,000	¥ 712,630,000	¥ 283,321,000
Investment income from loan to related party	417,000	193,000	1,967,000
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Revenue	998,749,000	647,086,000	108,228,000
Revenue from lending services charged directly to borrowers	10,479,256	10,482,246	127,504,546
Purchase of services	758,505,000	675,793,000	358,077,000
Net gain on disposal of property,plant and equipment and intangible asset	13,321,000
Net gain from wealth management products issued by related parties	36,732,000	102,582,000	22,550,000
Investment income from loan to related party	417,000	193,000
Interest income on bank deposits	77,824,000	117,172,000	1,955,000
Leasing payment	19,623,000	41,217,000	46,768,000
Interest expenses	82,475,000	139,237,000	79,454,000
Third party lenders of subsidiary of Ping An Group
Disclosure of transactions between related parties
Revenue	14,495,191	129,927,000	0
Ping An Technology (Shenzhen) Co., Ltd
Disclosure of transactions between related parties
Revenue	4,240,432	9,255,000	0
Puhui Lixin
Disclosure of transactions between related parties
Revenue	¥ 8,406,000	¥ 65,544,000	17,648,000
Lufax Group excluding Puhui Lixin
Disclosure of transactions between related parties
Revenue			157,445,000
Investment income from loan to related party			¥ 1,967,000